Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share

Diluted earnings per share do not include the following instruments as their inclusion would have been anti-dilutive:

	As of December 31,
	2020	2021	2022
Share options	7,936,403	7,816,863	7,399,661
Restricted shares	633,744	898,896	242,844
Total	8,570,147	8,715,759	7,642,505